UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05037

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2016

Item 1. Reports to Stockholders.

Annual
Report
June 30, 2016

DSM	Large Cap Growth Fund
[DSMLX]
DSM	Global Growth Fund
[DSMGX]
DSM	Global Growth & Income Fund
[DSMYX]

TABLE OF CONTENTS

Shareholder Letter	1

Sector Allocations	6

Performance	7

Schedules of Investments	10

Statements of Assets and Liabilities	18

Statements of Operations	20

Statements of Changes	21

Financial Highlights	24

Notes to Financial Statements	27

Report of Independent Registered Public Accounting Firm	39

Expense Example	40

Fund Reorganizations	42

Trustees and Executive Officers	43

Additional Information	46

Privacy Notice	Inside Back Cover

DSM Funds

Dear Shareholder:

DSM Large Cap Growth Fund

During the twelve-month period from July 1, 2015 through June 30, 2016 (the “Period”), the Fund’s total return decreased (5.08)%.  Over the same time frame, the “total return” (including reinvested dividends) of the Fund’s two benchmarks, the Russell 1000 Growth Index and the S&P 500, increased 3.02% and 3.99% respectively.

Performance Factors

At June 30, 2016, the majority of the portfolio was invested in the technology, health care and consumer discretionary sectors with smaller weightings in the financials, consumer staples and industrials sectors.

The Fund’s underperformance versus the Russell 1000 Growth Index was primarily due to DSM’s selection of stocks and the Fund’s overweight in the health care sector.  DSM’s stock selections in the financials sector as well as the Fund’s underweight in consumer staples versus the benchmark also detracted from performance.  The manager’s stock selections in the technology sector benefitted performance in the Period.

The holdings which contributed most to the Fund’s performance during the Period were Facebook (social networking website operator), Alphabet (internet search and advertising), Tencent Holdings (instant messaging and electronic gaming), Dollar General (US discount store chain operator) and Intuitive Surgical (robotic surgery systems).

The weakest contributors to the Fund’s performance during the Period were Alexion Pharmaceuticals (specialty pharmaceuticals), Allergan (specialty pharmaceuticals), Affiliated Managers Group (investment management services), Perrigo (OTC and generic pharmaceuticals) and Shire (specialty pharmaceuticals).

DSM Global Growth Fund

During the twelve-month period from July 1, 2015 through June 30, 2016 (the “Period”), the Fund’s total return decreased (4.06)%.  Over the same time frame, the “total return” (including reinvested dividends) of the Fund’s benchmark, the MSCI All Country World Index Net (MSCI ACWI Net) decreased (3.73)%.

Performance Factors

At June 30, 2016, the majority of the portfolio was invested in the technology, health care and consumer discretionary sectors with smaller weightings in the financials, consumer staples and industrials sectors.

DSM Funds

The Fund’s underperformance of the MSCI All Country World Index Net was primarily due to DSM’s selection of stocks in the health care sector, as well as the Fund’s underweights in consumer staples and utilities versus the benchmark.  DSM’s stock selections and overweight versus the benchmark in the technology sector benefitted performance in the Period.

The major contributors to the Fund’s return during the Period were Adidas (athletic footwear, apparel and equipment), Alphabet (internet search and advertising), Facebook (social networking website operator), Tencent Holdings (instant messaging and electronic gaming platforms) and Monster Beverage (energy drinks).

The holdings which contributed least to the Fund’s performance during the Period were Allergan (specialty pharmaceuticals), Autohome (Chinese automobile consumers’ website operator), Shire (specialty pharmaceuticals), Alexion Pharmaceuticals (specialty pharmaceuticals) and ITV (UK media company).

DSM Global Growth & Income Fund

During the twelve-month period from July 1, 2015 through June 30, 2016 (the “Period”), the Fund’s total return decreased (4.59)%.  Over the same time frame, the “total return” (including reinvested dividends) of the Fund’s benchmark, the MSCI All Country World Index Net decreased (3.73)%.

Performance Factors

At June 30, 2016, the majority of the portfolio was invested in the technology, financials, health care and consumer discretionary sectors with a smaller weighting in the industrials sector.

The Fund’s underperformance of the MSCI All Country World Index Net was primarily due to DSM’s selection of stocks in the health care sector, as well as the Fund’s underweights in consumer staples and utilities versus the benchmark.  DSM’s stock selections in the consumer discretionary and technology sectors benefitted performance in the Period.

The major contributors to the Fund’s return during the Period were Adidas (athletic footwear, apparel and equipment), Lamar Advertising (owner of outdoor advertising structures), Bristol-Myers Squibb (pharmaceuticals), Nielsen Holdings (media audience measurement and analytics) and Marsh & McLennan (professional services provider).

The holdings which contributed least to the Fund’s performance during the Period were Invesco (investment management services), Julius Baer Group (global banking services), DBS Group Holdings (Asian commercial and retail bank), Allergan (specialty pharmaceuticals) and ITV(UK media company).

DSM Funds

Economic and Market Outlook

DSM’s multi-year global economic outlook of stable 3% type growth has remained unchanged for a number of years, although at this point we would suggest that growth will likely be a bit below 3% for the foreseeable future.  We continue to expect an extended, slow growth global economic cycle driven by low inflation and low interest rates, since the central banks of the United States, Europe, Japan and China will likely remain very accommodative.  Our expectations for roughly 2% growth in the US, faster growth in China, and growth of 1% or so in Europe persist.  Our previous expectation of 1% growth in Japan may prove optimistic, with zero perhaps more probable.  Post-Brexit, we do not believe that a global or western world recession will occur, although European growth might be lower by perhaps as much as a half-of-one-percent over the next few years.  It is our opinion that global equity markets will work their way higher, because developed world economies are generally showing modest growth and stability.

In an attempt to boost Europe’s growth the ECB is taking all steps possible to add liquidity to the economy, including negative deposit rates and the repurchase of substantial amounts of fixed income securities.  Unfortunately, negative interest rates may have exactly the opposite effect, as they effectively function as a tax on investors, thereby depressing incomes.  As we have said for years, fiscal policy must change because monetary policy alone cannot overcome the structural economic issues within the Eurozone.  If Brexit demonstrates anything, it is that Europeans are unhappy with the status quo and the EU, via fiscal policy, must act decisively and make changes.

In the United States, recent personal income, spending, employment, non-energy capital spending and Gross Domestic Product statistics support our 2% growth outlook.  We believe it is unlikely that Brexit will have more than a minimal impact on American economic growth.  On the other hand, with Europe’s growth likely a bit slower, and the dollar stronger, it is not clear when the Federal Reserve will raise rates again.  A rising dollar, post-Brexit, is in effect an increase in rates.  Although, when interest rates do rise in the US, the increases will be from historically low levels.

China’s exposure to Europe and the UK could result in growth closer to the 6.5% level from prior forecasts that were closer to 7%.  Chinese inflation remains low and the Bank of China has the flexibility to ease monetary policy further, and is likely encouraging a devaluation of the Yuan versus Western currencies.  China will continue to push companies to lower their leverage ratios through mergers, debt-for-equity swaps and actual debt defaults.  Meanwhile, the government has instituted targets for cuts to steel and coal production capacity.

DSM Funds

Japan’s unemployment remains low at 3.2%, but retail sales growth remains flat at best, while recent industrial production statistics were disappointing and inflation is zero.  Like the US Dollar, the Yen has strengthened as a safe haven for skittish global investors.  The Yen’s appreciation should have a moderately negative impact on Japan’s exports and therefore its economy.  It is possible that the Bank of Japan may respond by providing additional liquidity, while the government could increase fiscal spending.

Portfolio Outlook

In our view, with the exception of energy and commodity-related businesses, corporate profits remain reasonably solid.  Although it is true that many US based companies will experience some earnings reductions due to the decline of the Euro and Sterling, we believe that the political and economic stability in the US will cause price/earnings ratios to remain intact in the 16x to 18x range.  In a slow-growth global economy, we believe our portfolios of quality growth companies will be very well positioned, and expect that the combination of a stable global economic outlook and fundamentally solid earnings will cause the portfolios to stabilize and gradually recover.  Over the short run stock prices will respond to emotion, but over the long run, stocks are driven by earnings.  Accordingly our focus remains on earnings.

We expect global equity markets to provide a mid-single digit rate of return going forward, roughly in-line with long-term equity returns.  As we have described previously, we have constructed the DSM Fund portfolios based on our view of slow growth in the US, faster growth in China and 1% growth in Europe and Japan.  Our expectations for low double-digit revenue growth and mid-to-high teens earnings growth during calendar 2015 were realized, and we look for roughly the same results in calendar year 2016.  We point out that over the past several years the holdings in the portfolios have achieved that rate of growth and more.

The DSM Funds remain focused on unique global businesses that have been identified and are continuously subject to analysis by our investment team.  We believe that the valuation of the portfolios continue to be attractive in the current slow growth economic environment and relative to the market.  Additionally, the portfolio holdings remain characterized by strong balance sheets and significant free cash flow.

Sincerely,

Daniel Strickberger	Stephen Memishian

DSM Funds

Past performance is not a guarantee of future results.

Opinions expressed are those of the Funds and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

Fund holdings and sector allocations are subject to change.  Please see the Schedule of Investments in this report for a full listing of the Funds’ holdings.

Mutual fund investing involves risk, including the possible loss of principal.  The Funds may invest in foreign securities which involve greater volatility, political, economic and currency risks and differences in accounting methods.  These risks are enhanced in emerging markets.  The Funds are non-diversified, meaning they may concentrate their assets in fewer individual holdings than a diversified fund.  Therefore, the Funds are more exposed to individual stock volatility than a diversified fund.  Investments in small and mid-size companies involve additional risks such as limited liquidity and greater volatility than large cap stocks.  Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as a representative of the equity market in general.  The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  The MSCI ACWI Net is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.  The MSCI ACWI Net captures up to 99% of the developed and emerging investable market universe, covering over 8,000 securities in 45 countries across size (Large + Mid+ Small Cap) and style segments.  You cannot invest directly in an index.

Free cash flow measures the cash generating capability of a company by adding noncash charges (e.g. depreciation) and interest expense to pretax income.

Price/earnings Ratio is the ratio for valuing a company that measures its current share price relative to its per-share earnings, calculated as market value per share / earnings per share.

Earnings growth is not a measure of a Fund’s future performance.

Must be preceded or accompanied by a prospectus.

DSM Large Cap Growth Fund, DSM Global Growth Fund and DSM Global Growth & Income Fund are distributed by Quasar Distributors, LLC.

DSM Funds

SECTOR ALLOCATION at June 30, 2016 (Unaudited)

DSM Large Cap Growth Fund

Sector Allocation	% of Net Assets

Information Technology	45.8%
Health Care	22.9%
Consumer Discretionary	19.0%
Financials	4.6%
Consumer Staples	3.9%
Industrials	3.0%
Cash*	0.8%
Net Assets	100.0%

*	Represents cash and other assets in excess of liabilities.

DSM Global Growth Fund

Sector Allocation	% of Net Assets

Information Technology	43.9%
Health Care	20.1%
Consumer Discretionary	17.0%
Financials	7.8%
Consumer Staples	6.9%
Industrials	4.3%
Cash*,**	0.0%
Net Assets	100.0%

*	Represents cash and other assets in excess of liabilities.
**	Percentage of net assets is less than 0.1%.

DSM Global Growth & Income Fund

Sector Allocation	% of Net Assets

Information Technology	28.4%
Financials	23.8%
Health Care	21.0%
Consumer Discretionary	19.2%
Industrials	6.9%
Cash*	0.7%
Net Assets	100.0%

*	Represents cash and other assets in excess of liabilities.

DSM Large Cap Growth Fund

PERFORMANCE (Unaudited)

VALUE OF $100,000 VS. RUSSELL 1000® GROWTH INDEX
AND S&P 500® TOTAL RETURN INDEX

Average Annual Total Returns

			Since Inception
	1 Year	5 Years	(8/28/09)
DSM Large Cap Growth Fund
(Institutional Class)	(5.08)%	11.17%	13.19%
Russell 1000® Growth Index	3.02%	12.35%	14.29%
S&P 500® Total Return Index	3.99%	12.10%	13.35%

The performance data quoted above represents past performance.  Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling (877) 862-9555.  An investment should not be made solely on returns.  The Fund imposes a 1.00% redemption fee on shares held for less than 30 days from the day shares were purchased.

The S&P 500® Index is an unmanaged index which is widely regarded as the standard for measuring large-cap U.S. stock market performance.  The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  One cannot directly invest in these indices.  The chart assumes reinvestment of capital gains and dividends.

DSM Global Growth Fund

PERFORMANCE (Unaudited) (Continued)

VALUE OF $100,000 VS. MSCI ALL COUNTRY WORLD INDEX NET

Average Annual Total Returns

		Since Inception
	1 Year	(3/28/12)
DSM Global Growth Fund
(Institutional Class)	(4.06)%	9.30%
MSCI All Country World Index Net	(3.73)%	6.58%

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling (877) 862-9555. An investment should not be made solely on returns. The Fund imposes a 1.00% redemption fee on shares held for less than 30 days from the day shares were purchased.

The MSCI All Country World Index Net is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.  The MSCI All Country World Index Net captures up to 99% of the developed and emerging investable market universe, covering over 8,000 securities in 45 countries across size (Large & Mid & Small Cap) and style segments.  One cannot directly invest in this index.  The chart assumes reinvestment of capital gains and dividends.

DSM Global Growth & Income Fund

PERFORMANCE (Unaudited) (Continued)

VALUE OF $100,000 VS. MSCI ALL COUNTRY WORLD INDEX NET

Average Annual Total Returns

		Since Inception
	1 Year	(11/12/13)
DSM Global Growth & Income Fund
(Institutional Class)	(4.59)%	4.65%
MSCI All Country World Index Net	(3.73)%	2.56%

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling (877) 862-9555. An investment should not be made solely on returns. The Fund imposes a 1.00% redemption fee on shares held for less than 30 days from the day shares were purchased.

The MSCI All Country World Index Net is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.  The MSCI All Country World Index Net captures up to 99% of the developed and emerging investable market universe, covering over 8,000 securities in 45 countries across size (Large & Mid & Small Cap) and style segments.  One cannot directly invest in this index.  The chart assumes reinvestment of capital gains and dividends.

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2016

Shares		Fair Value

COMMON STOCKS: 99.2%

Beverages: 3.9%
43,575	Monster Beverage
	Corp.*	$7,002,938

Biotechnology: 7.7%
45,950	Alexion
	Pharmaceuticals,
	Inc.*	5,365,122
63,075	Celgene Corp.*	6,221,088
6,575	Regeneron
	Pharmaceuticals,
	Inc.*	2,296,187
		13,882,397

Capital Markets: 4.6%
34,000	Affiliated Managers
	Group, Inc.*	4,786,180
139,300	Invesco, Ltd.	3,557,722
		8,343,902

Hotels, Restaurants & Leisure: 6.7%
82,075	Royal Caribbean
	Cruises, Ltd.	5,511,336
114,725	Starbucks Corp.	6,553,092
		12,064,428

Household Durables: 3.6%
134,325	Newell Brands, Inc.	6,524,165

Internet & Catalog Retail: 4.5%
6,525	Priceline Group, Inc.*	8,145,875

Internet Software & Services: 22.0%
97,525	Alibaba Group
	Holding, Ltd. –
	ADR*	7,756,163
14,550	Alphabet, Inc. –
	Class A*	10,236,362
10	Alphabet, Inc. –
	Class C*	6,921
98,675	Facebook, Inc. –
	Class A*	11,276,579
447,375	Tencent Holdings,
	Ltd. – ADR	10,276,204
		39,552,229

IT Services: 16.8%
82,900	Automatic Data
	Processing, Inc.	7,616,023
126,725	Cognizant Technology
	Solutions Corp. –
	Class A*	7,253,739
29,175	FleetCor
	Technologies, Inc.*	4,175,818
62,125	MasterCard, Inc. –
	Class A	5,470,727
76,975	Visa, Inc. – Class A	5,709,236
		30,225,543

Multiline Retail: 4.1%
51,350	Dollar General Corp.	4,826,900
27,700	Dollar Tree, Inc.*	2,610,448
		7,437,348

Pharmaceuticals: 15.1%
39,500	Allergan PLC*	9,128,055
82,925	Bristol-Myers
	Squibb Co.	6,099,134
32,475	Shire PLC – ADR	5,977,998
127,700	Zoetis, Inc.	6,060,642
		27,265,829

Professional Services: 3.0%
104,575	Nielsen Holdings PLC	5,434,763

Semiconductors & Semiconductor
Equipment: 2.6%
58,650	NXP
	Semiconductors
	NV*	4,594,641

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2016 (Continued)

Shares		Fair Value

COMMON STOCKS: 99.2% (Continued)

Software: 4.6%
85,675	Adobe
	Systems, Inc.*	$8,206,808

TOTAL COMMON STOCKS
(Cost $151,233,567)		178,680,866

SHORT-TERM INVESTMENTS: 0.8%
1,511,680	Invesco Short-Term
	Investment Trust
	Treasury Portfolio –
	Institutional Class
	0.27%[1]	1,511,680
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,511,680)		1,511,680

TOTAL INVESTMENTS
IN SECURITIES: 100.0%
(Cost $152,745,247)		180,192,546
Liabilities in Excess
of Other Assets: (0.0)%		(88,222)
TOTAL NET ASSETS: 100.0%		$180,104,324

ADR	American Depositary Receipt
PLC	Public Limited Company
*	Non-income producing security
[1]	Annualized seven-day yield as of June 30, 2016

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2016

Shares		Fair Value

COMMON STOCKS: 100.0%

Aerospace & Defense: 2.0%
1,920	Safran SA	$129,297

Banks: 4.6%
4,490	HDFC Bank,
	Ltd. – ADR	297,912

Beverages: 3.8%
1,520	Monster Beverage
	Corp.*	244,279

Biotechnology: 9.9%
930	Alexion
	Pharmaceuticals, Inc.*	108,587
2,125	Celgene Corp.*	209,589
5,075	Shire PLC	313,649
		631,825

Capital Markets: 3.2%
3,160	Invesco, Ltd.	80,706
3,030	Julius Baer Group, Ltd.	121,953
		202,659

Food & Staples Retailing: 3.1%
103,400	CP ALL Public
	Company Limited	148,321
1,200	Seven & i Holdings
	Co., Ltd.	50,314
		198,635

Hotels, Restaurants & Leisure: 5.2%
2,285	Royal Caribbean
	Cruises, Ltd.	153,438
1,860	Starbucks Corp.	106,243
50,000	Wynn Macau, Ltd.	72,454
		332,135

Household Durables: 3.0%
3,895	Newell Brands, Inc.	189,180

Internet & Catalog Retail: 3.3%
172	Priceline Group, Inc.*	214,727

Internet Software & Services: 20.5%
3,570	Alibaba Group
	Holding, Ltd. – ADR*	283,922
465	Alphabet, Inc. –
	Class A*	327,141
2,590	Facebook, Inc. –
	Class A*	295,985
17,925	Tencent Holdings, Ltd.	411,194
		1,318,242

IT Services: 12.8%
1,220	Automatic Data
	Processing, Inc.	112,082
2,460	Cap Gemini SA	212,281
3,605	Cognizant Technology
	Solutions Corp. –
	Class A*	206,350
1,440	MasterCard, Inc. –
	Class A	126,806
2,235	Visa, Inc. – Class A	165,770
		823,289

Media: 1.3%
35,490	ITV PLC	85,094

Pharmaceuticals: 10.3%
1,110	Allergan PLC*	256,510
2,855	Bristol-Myers
	Squibb Co.	209,985
2,560	UCB SA	192,225
		658,720

Professional Services: 2.3%
2,835	Nielsen Holdings PLC	147,335

Semiconductors & Semiconductor
Equipment: 4.6%
10,330	ARM Holdings PLC	156,911
1,730	NXP
	Semiconductors NV*	135,528
		292,439

Software: 5.9%
2,320	Adobe Systems, Inc.*	222,233
1,945	Check Point Software
	Technologies, Ltd.*	154,977
		377,210

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2016 (Continued)

Shares		Fair Value

COMMON STOCKS: 100.0% (Continued)

Textiles, Apparel & Luxury Goods: 4.2%
1,075	adidas AG	$154,316
58,000	ANTA Sports Products,
	Ltd.	116,878
		271,194

TOTAL COMMON STOCKS
(Cost $6,116,921)		6,414,172

SHORT-TERM INVESTMENTS: 0.3%
19,334	Invesco Short-Term
	Investment Trust
	Treasury Portfolio –
	Institutional Class
	0.27%[1]	19,334

TOTAL SHORT-TERM INVESTMENTS
(Cost $19,334)		19,334

TOTAL INVESTMENTS
IN SECURITIES: 100.3%
(Cost $6,136,255)		6,433,506
Liabilities in Excess
of Other Assets: (0.3)%		(15,905)
TOTAL NET ASSETS: 100.0%		$6,417,601

ADR	American Depositary Receipt
PLC	Public Limited Company
*	Non-income producing security
[1]	Annualized seven-day yield as of June 30, 2016

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2016 (Continued)

Percentage
of Total
Net Assets
Portfolio Diversification
United States	45.5%
Ireland	8.9
China	7.5
France	5.3
India	4.6
Cayman Islands	4.4
Britain	3.8
Belgium	3.0
Germany	2.4
Israel	2.4
Liberia	2.4
Thailand	2.3
Netherlands	2.1
Switzerland	1.9
Hong Kong	1.8
Bermuda	1.2
Japan	0.8
Liabilities in excess of other assets	(0.3)
TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.

DSM Global Growth & Income Fund

SCHEDULE OF INVESTMENTS at June 30, 2016

Shares		Fair Value

COMMON STOCKS: 93.2%

Aerospace & Defense: 2.5%
1,750	Safran SA	$117,849

Biotechnology: 7.4%
740	Alexion
	Pharmaceuticals, Inc.*	86,402
1,265	Celgene Corp.*	124,767
2,140	Shire PLC	132,258
		343,427

Capital Markets: 10.0%
7,175	CI Financial Corp.*	149,670
5,795	Invesco, Ltd.	148,005
4,165	Julius Baer Group, Ltd.*	167,634
		465,309

Diversified Financial Services: 3.8%
45,025	AMP, Ltd.	175,472

Health Care Equipment
& Supplies: 2.6%
910	Sonova Holding AG	120,780

Hotels, Restaurants & Leisure: 4.4%
1,940	Royal Caribbean
	Cruises, Ltd.	130,271
48,800	Wynn Macau, Ltd.	70,715
		200,986

Household Durables: 3.2%
3,085	Newell Brands, Inc.	149,838

Insurance: 3.9%
2,640	Marsh & McLennan
	Companies, Inc.	180,734

Internet & Catalog Retail: 3.3%
123	Priceline Group, Inc.*	153,554

Internet Software & Services: 15.8%
1,970	Alibaba Group Holding,
	Ltd. – ADR*	156,674
263	Alphabet, Inc. –
	Class A*	185,028
1,360	Facebook, Inc. –
	Class A*	155,421
10,300	Tencent Holdings, Ltd.	236,279
		733,402

IT Services: 9.3%
1,310	Automatic Data
	Processing, Inc.	120,350
1,800	Cap Gemini SA	155,328
2,685	Cognizant Technology
	Solutions Corp. –
	Class A*	153,689
		429,367

Media: 4.6%
35,195	ITV PLC	84,387
6,240	WPP PLC	130,051
		214,438

Pharmaceuticals: 11.0%
825	Allergan PLC*	190,649
2,450	Bristol-Myers Squibb Co.	180,198
1,890	UCB SA	141,916
		512,763

Professional Services: 4.4%
3,935	Nielsen Holdings PLC	204,502

Software: 3.3%
1,620	Adobe Systems, Inc.*	155,180

Textiles, Apparel &
Luxury Goods: 3.7%
1,205	adidas AG	172,978

TOTAL COMMON STOCKS
(Cost $4,274,526)		4,330,579

The accompanying notes are an integral part of these financial statements.

DSM Global Growth & Income Fund

SCHEDULE OF INVESTMENTS at June 30, 2016 (Continued)

Shares	Fair Value

REAL ESTATE
INVESTMENT TRUSTS: 6.1%
4,290	Lamar Advertising Co. –
Class A	$284,427

TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $238,931)	284,427

SHORT-TERM INVESTMENTS: 1.0%
48,038	Invesco Short-Term
Investment Trust
Treasury Portfolio –
Institutional Class
0.27%[1]	48,038

TOTAL SHORT-TERM INVESTMENTS
(Cost $48,038)	48,038

TOTAL INVESTMENTS
IN SECURITIES: 100.3%
(Cost $4,561,495)	4,663,044
Liabilities in Excess
of Other Assets: (0.3)%	(17,838)
TOTAL NET ASSETS: 100.0%	$4,645,206

ADR	American Depositary Receipt
PLC	Public Limited Company
*	Non-income producing security
[1]	Annualized seven-day yield as of June 30, 2016

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth & Income Fund

SCHEDULE OF INVESTMENTS at June 30, 2016 (Continued)

Percentage
of Total
Net Assets
Portfolio Diversification
United States	47.1%
Ireland	6.9
China	6.6
Switzerland	6.2
France	5.8
Australia	3.8
Germany	3.7
Cayman Islands	3.4
Bermuda	3.2
Canada	3.2
Belgium	3.0
Jersey	2.8
Liberia	2.8
Britain	1.8
Liabilities in excess of other assets	(0.3)
TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.

DSM Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2016

			DSM
	DSM	DSM	Global
	Large Cap	Global	Growth &
	Growth Fund	Growth Fund	Income Fund
ASSETS:
Investments in securities, at value
(Cost $152,745,247, $6,136,255
and $4,561,495, respectively)	$180,192,546	$6,433,506	$4,663,044
Receivables:
Dividends and interest receivable	72,484	5,588	7,672
Due from adviser	—	15,954	15,831
Fund shares sold	13,628	—	—
Prepaid expenses and other assets	8,426	11,074	6,831
Total assets	180,287,084	6,466,122	4,693,378

LIABILITIES:
Payables:
Investment advisory fees, net	93,377	—	—
Shareholder servicing fees	9,647	228	117
Printing and mailing fees	4,500	1,023	1,151
Administration fees	22,525	8,873	8,860
Audit fees	22,100	22,100	22,100
Fund accounting fees	10,701	4,504	4,474
Transfer agent fees	4,324	3,428	3,403
Registration fees	790	107	—
Custody fees	3,622	2,534	2,351
Legal fees	1,047	1,047	1,047
Chief Compliance Officer fees	1,500	1,750	1,750
Trustee fees	3,740	2,802	2,794
Other accrued expenses	4,887	125	125
Total liabilities	182,760	48,521	48,172
NET ASSETS	$180,104,324	$6,417,601	$4,645,206

The accompanying notes are an integral part of these financial statements.

DSM Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2016 (Continued)

			DSM
	DSM	DSM	Global
	Large Cap	Global	Growth &
	Growth Fund	Growth Fund	Income Fund
COMPONENTS OF NET ASSETS:
Paid-in capital	$152,841,576	$6,050,942	$4,507,231
Accumulated undistributed
net investment income/(loss)	(347,744)	(888)	24,883
Accumulated net realized
gain on investments	163,193	70,428	12,079
Net unrealized appreciation
of investments	27,447,299	297,119	101,013
Net assets	$180,104,324	$6,417,601	$4,645,206
Net Asset Value (unlimited
shares authorized):
Net assets	$180,104,324	$6,417,601	$4,645,206
Shares of beneficial interest
issued and outstanding	6,178,505	364,558	292,499
Net asset value, offering and
redemption price per share	$29.15	$17.60	$15.88

The accompanying notes are an integral part of these financial statements.

DSM Funds

STATEMENTS OF OPERATIONS For the Year Ended June 30, 2016

			DSM
	DSM	DSM	Global
	Large Cap	Global	Growth &
	Growth Fund	Growth Fund	Income Fund
INVESTMENT INCOME:
Income:
Dividends (net of foreign
withholding tax of $—, $2,467
and $3,933, respectively)	$931,015	$56,386	$87,798
Interest	1,345	41	29
Total investment income	932,360	56,427	87,827

Expenses:
Investment advisory fees	1,422,417	55,205	42,480
Administration fees	136,079	53,775	53,068
Shareholder servicing fees	117,141	2,467	1,398
Fund accounting fees	64,682	27,262	26,881
Registration fees	21,397	18,950	19,155
Transfer agent fees	27,340	20,644	20,513
Printing and mailing fees	2,650	1,118	2,143
Miscellaneous	25,429	3,482	3,820
Audit fees	22,100	22,100	22,100
Custodian fees	22,598	16,827	14,102
Chief Compliance Officer fees	9,000	10,500	10,500
Trustees fees	13,577	9,859	9,836
Interest	3,215	83	—
Legal fees	7,797	7,808	7,408
Insurance	2,526	2,363	2,360
Total expenses	1,897,948	252,443	235,764
Less: Expenses waived or reimbursed	(96,220)	(181,944)	(183,843)
Net expenses	1,801,728	70,499	51,921
Net investment income/(loss)	(869,368)	(14,072)	35,906

REALIZED & UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on
investments and foreign currency	5,771,672	69,769	49,399
Net change in unrealized depreciation
of investments and foreign currency	(13,460,937)	(288,817)	(319,909)
Net realized and unrealized
loss on investments	(7,689,265)	(219,048)	(270,510)
Net decrease in net assets
resulting from operations	$(8,558,633)	$(233,120)	$(234,604)

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2016	June 30, 2015
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(869,368)	$(423,631)
Net realized gain on investments
and foreign currency	5,771,672	11,034,771
Net change in unrealized
appreciation(depreciation) of investments
and foreign currency	(13,460,937)	13,784,166
Net (decrease)increase in net assets
resulting from operations	(8,558,633)	24,395,306

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments	(14,756,448)	(5,389,687)
Total distributions to shareholders	(14,756,448)	(5,389,687)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets resulting
from capital share transactions (a)	7,334,923	24,509,659
Total (decrease)increase in net assets	(15,980,158)	43,515,278

NET ASSETS
Beginning of year	196,084,482	152,569,204
End of year	$180,104,324	$196,084,482
Accumulated net investment loss	$(347,744)	$—

(a)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	June 30, 2016		June 30, 2015
	Shares	Value	Shares	Value
Shares sold	1,165,718	$35,086,926	1,993,560	$63,986,503
Reinvested dividends	452,418	13,717,304	166,337	5,040,016
Shares redeemed*	(1,350,702)	(41,469,307)	(1,390,888)	(44,516,860)
	267,434	$7,334,923	769,009	$24,509,659
Beginning Shares	5,911,071		5,142,062
Ending Shares	6,178,505		5,911,071

*	Net of redemption fee of $4,216 and $0.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2016	June 30, 2015
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(14,072)	$(5,177)
Net realized gain on investments	69,769	537,436
Net change in unrealized
depreciation of investments	(288,817)	(116,939)
Net (decrease)increase in net assets
resulting from operations	(233,120)	415,320

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(14,659)
From net realized gain on investments	(438,950)	(492,079)
Total distributions to shareholders	(438,950)	(506,738)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets resulting
from capital share transactions (a)	1,049,679	1,116,730
Total increase in net assets	377,609	1,025,312

NET ASSETS
Beginning of year	6,039,992	5,014,680
End of year	$6,417,601	$6,039,992
Accumulated net investment loss	$(888)	$—

(a)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	June 30, 2016		June 30, 2015
	Shares	Value	Shares	Value
Shares sold	65,008	$1,200,061	30,313	$609,993
Reinvested dividends	24,305	438,950	28,027	506,737
Shares redeemed	(30,591)	(589,332)	—	—
	58,722	$1,049,679	58,340	$1,116,730
Beginning Shares	305,836		247,496
Ending Shares	364,558		305,836

The accompanying notes are an integral part of these financial statements.

DSM Global Growth & Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2016	June 30, 2015
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$35,906	$31,592
Net realized gain on investments	49,399	167,308
Net change in unrealized appreciation
(depreciation) of investments	(319,909)	274,734
Net (decrease)increase in net assets
resulting from operations	(234,604)	473,634

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(36,335)	(46,108)
From net realized gain on investments	(201,374)	(794)
Total distributions to shareholders	(237,709)	(46,902)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets resulting
from capital share transactions (a)	97,002	255,747
Total (decrease)increase in net assets	(375,311)	682,479

NET ASSETS
Beginning of year	5,020,517	4,338,038
End of year	$4,645,206	$5,020,517
Undistributed net investment income	$24,883	$25,419

(a)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	June 30, 2016		June 30, 2015
	Shares	Value	Shares	Value
Shares sold	—	$—	13,140	$209,993
Reinvested dividends	14,549	233,663	2,856	45,754
Shares redeemed	(8,472)	(136,661)	—	—
	6,077	$97,002	15,996	$255,747
Beginning Shares	286,422		270,426
Ending Shares	292,499		286,422

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year

Institutional Class

	Year Ended June 30,
	2016	2015	2014	2013	2012
Net asset value at
beginning of year	$33.17	$29.67	$24.25	$20.81	$20.53

INCOME/(LOSS) FROM INVESTMENT OPERATIONS
Net investment income(loss)[1]	(0.14)	(0.08)	(0.01)	0.07	(0.04)
Net realized and unrealized
gain(loss) on investments	(1.45)	4.61	6.08	3.37	1.15
Total from investment operations	(1.59)	4.53	6.07	3.44	1.11

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributions from net
investment income	—	—	(0.03)	—	—
Distributions from net
realized gain	(2.43)	(1.03)	(0.62)	—	(0.83)
Total distributions	(2.43)	(1.03)	(0.65)	—	(0.83)
Proceeds from redemption
fees collected	0.00 *	—	0.00 *	—	—
Net asset value, end of year	$29.15	$33.17	$29.67	$24.25	$20.81
Total Return	(5.08)%	15.59%	25.19%	16.53%	6.07%

SUPPLEMENTAL DATA
Net assets at end
of year (000,000’s)	$180.1	$196.1	$152.6	$78.6	$29.9

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Expenses before fees waived	1.00%	1.00%	1.07%	1.23%	1.66%
Expenses after fees waived[2]	0.95%	0.95%	0.95%	0.95%	1.08%

RATIO OF NET INVESTMENT INCOME/(LOSS) TO AVERAGE NET ASSETS
Before fees waived	(0.51)%	(0.30)%	(0.16)%	0.02%	(0.80)%
After fees waived	(0.46)%	(0.25)%	(0.04)%	0.30%	(0.22)%
Portfolio turnover rate	57%	80%	56%	71%	59%

*	Amount is less than $0.005 per share.
1	Calculated using average shares outstanding method.
2	Expense Cap was lowered to 0.95% from 1.10% on May 16, 2012.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

Institutional Class

					Period Ended
	Year Ended June 30,				June 30,
	2016	2015	2014	2013	2012 *
Net asset value at
beginning of year/period	$19.75	$20.26	$16.38	$14.00	$15.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS
Net investment income/(loss)[1]	(0.04)	(0.02)	0.07	0.03	0.01
Net realized and unrealized
gain/(loss) on investments	(0.73)	1.56	4.48	2.39	(1.01)
Total from investment operations	(0.77)	1.54	4.55	2.42	(1.00)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributions from net
investment income	—	(0.06)	—	(0.04)	—
Distributions from realized gains	(1.38)	(1.99)	(0.67)	—	—
Total distributions	(1.38)	(2.05)	(0.67)	(0.04)	—
Net asset value, end of year/period	$17.60	$19.75	$20.26	$16.38	$14.00
Total Return	(4.06)%	8.52%	28.04%	17.33%	(6.67)%[2]

SUPPLEMENTAL DATA
Net assets at end
of year/period (000,000’s)	$6.4	$6.0	$5.0	$3.1	$2.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Expenses before fees waived	4.12%	4.54%	5.92%	7.46%	18.41%[3]
Expenses after fees waived	1.15%[4]	1.20%	1.20%	1.20%	1.20%[3]

RATIO OF NET INVESTMENT INCOME/(LOSS) TO AVERAGE NET ASSETS
Before fees waived	(3.20)%	(3.44)%	(4.35)%	(6.07)%	(16.95)%[3]
After fees waived	(0.23)%	(0.10)%	0.37%	0.19%	0.26%[3]
Portfolio turnover rate	57%	91%	82%	114%	9%[2]

*	Fund commenced operation on March 28, 2012.
1	Calculated using average shares outstanding method.
2	Not Annualized.
3	Annualized.
4	Expense cap was lowered to 1.10% from 1.20% on January 1, 2016.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth & Income Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

Institutional Class

			Period
			Ended
	Year Ended June 30,		June 30,
	2016	2015	2014*
Net asset value at beginning of year/period	$17.53	$16.04	$15.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income[1]	0.12	0.11	0.17
Net realized and unrealized
gain/(loss) on investments	(0.91)	1.54	0.87
Total from investment operations	(0.79)	1.65	1.04

DISTRIBUTIONS TO SHAREHOLDERS FROM
From net investment income	(0.13)	(0.16)	(0.00)[4]
From net realized gain on investments	(0.73)	(0.00)[4]	—
Total distributions to shareholders	(0.86)	(0.16)	(0.00)[4]
Net asset value, end of year/period	$15.88	$17.53	$16.04
Total Return	(4.59)%	10.42%	6.97%[2]

SUPPLEMENTAL DATA
Net assets at end of year/period (000,000’s)	$4.6	$5.0	$4.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Expenses before fees waived	4.99%	4.75%	5.82%[3]
Expenses after fees waived	1.10%	1.10%	1.10%[3]

RATIO OF NET INVESTMENT INCOME/(LOSS) TO AVERAGE NET ASSETS
Before fees waived	(3.13)%	(2.99)%	(2.96)%[3]
After fees waived	0.76%	0.66%	1.76%[3]
Portfolio turnover rate	59%	113%	51%[2]

*	Fund commenced operation on November 12, 2013.
1	Calculated using average shares outstanding method.
2	Not Annualized.
3	Annualized.
4	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016

NOTE 1 – ORGANIZATION

The DSM Large Cap Growth Fund, DSM Global Growth Fund and DSM Global Growth & Income Fund, collectively (the “Funds”), are non-diversified series of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The Funds have two classes of shares: Institutional and Retail, but currently only offer the Institutional Class.  The DSM Large Cap Growth, DSM Global Growth and DSM Global Growth & Income Fund commenced operations on August 28, 2009, March 28, 2012 and November 12, 2013, respectively.  Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies.”

The DSM Large Cap Growth Fund’s investment objective is to seek long-term capital appreciation.  It seeks to achieve its objective by investing principally in equity securities of large cap companies.

The DSM Global Growth Fund’s investment objective is to seek long-term capital appreciation.  It seeks to achieve its objective by investing principally in equity securities of large cap companies, at least 30% of which will be invested in foreign companies.

The DSM Global Growth & Income Fund’s investment objective is to seek long-term capital appreciation and current income.  It seeks to achieve its objective by investing principally in equity securities of large cap companies, at least 30% of which will be invested in foreign companies, including emerging markets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A.
Security Valuation.  All equity securities that are traded on U.S. national or foreign securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price if applicable.  If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Continued)

sale price in the over the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Depositary receipts with low trading volume may be valued based on their underlying security.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

For foreign securities traded on foreign exchanges the Trust has selected Interactive Data’s Fair Value Information Services (“FVIS”) to provide pricing data with respect to foreign security holdings held by DSM Global Growth Fund and DSM Global Growth & Income Fund. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of DSM Global Growth Fund and DSM Global Growth & Income Fund’s securities traded on those foreign exchanges. DSM Global Growth Fund and DSM Global Growth & Income Fund utilize a confidence level when determining the use of the FVIS provided prices. The confidence level is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depositary Receipt, if one exists. FVIS provides the confidence level for each security for which it provides a price. If the FVIS provided price falls within the confidence level, DSM Global Growth Fund and DSM Global Growth & Income Fund will value the particular security at that price. If the FVIS provided price does not fall within the confidence level, the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices. DSM Large Cap Growth Fund does not hold foreign securities traded on foreign exchanges.

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Continued)

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee of the Trust.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, each Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
DSM Large
Cap Growth Fund
Common Stock^	$178,680,866	$—	$—	$178,680,866
Short-Term
Investments	1,511,680	—	—	1,511,680
Total Investments
in Securities	$180,192,546	$—	$—	$180,192,546

^ See Schedule of Investments for industry breakouts.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There were no transfers into or out of Level 1, 2, or 3 during the year ended June 30, 2016, for the DSM Large Cap Growth Fund.

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Continued)

	Level 1	Level 2	Level 3	Total
DSM Global
Growth Fund
Common Stocks
Aerospace & Defense	$—	$129,297	$—	$129,297
Banks	297,912	—	—	297,912
Beverages	244,279	—	—	244,279
Biotechnology	318,176	313,649	—	631,825
Capital Markets	80,706	121,953	—	202,659
Food & Staples Retailing	—	198,635	—	198,635
Hotels, Restaurants
& Leisure	259,681	72,454	—	332,135
Household Durables	189,180	—	—	189,180
Internet & Catalog Retail	214,727	—	—	214,727
Internet Software
& Services	907,048	411,194	—	1,318,242
IT Services	611,008	212,281	—	823,289
Media	—	85,094	—	85,094
Pharmaceuticals	466,495	192,225	—	658,720
Professional Services	147,335	—	—	147,335
Semiconductors &
Semiconductor
Equipment	135,528	156,911	—	292,439
Software	377,210	—	—	377,210
Textiles, Apparel &
Luxury Goods	—	271,194	—	271,194
Total Common
Stocks	4,249,285	2,164,887	—	6,414,172
Short-Term
Investments	19,334	—	—	19,334
Total Investments
in Securities	$4,268,619	$2,164,887	$—	$6,433,506

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  Transfers from Level 1 to Level 2 were $1,846,257.  The transfers were due to foreign securities priced using an adjustment factor.

DSM Funds
NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Continued)

	Level 1	Level 2	Level 3	Total
DSM Global Growth
& Income Fund
Common Stocks
Aerospace & Defense	$—	$117,849	$—	$117,849
Biotechnology	211,169	132,258	—	343,427
Capital Markets	297,675	167,634	—	465,309
Diversified
Financial Services	—	175,472	—	175,472
Health Care
Equipment & Supplies	—	120,780	—	120,780
Hotels, Restaurants
& Leisure	130,271	70,715	—	200,986
Household Durables	149,838	—	—	149,838
Insurance	180,734	—	—	180,734
Internet &
Catalog Retail	153,554	—	—	153,554
Internet Software
& Services	497,123	236,279	—	733,402
IT Services	274,039	155,328	—	429,367
Media	—	214,438	—	214,438
Pharmaceuticals	370,847	141,916	—	512,763
Professional Services	204,502	—	—	204,502
Software	155,180	—	—	155,180
Textiles, Apparel &
Luxury Goods	—	172,978	—	172,978
Total Common Stocks	2,624,932	1,705,647	—	4,330,579
Real Estate
Investment Trusts	284,427	—	—	284,427
Short-Term
Investments	48,038	—	—	48,038
Total Investments
in Securities	$2,957,397	$1,705,647	$—	$4,663,044

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  Transfers from Level 1 to Level 2 were $992,077.  The transfers were due to foreign securities priced using an adjustment factor.

B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Continued)

securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate on the Statements of Operations foreign exchange gains and losses attributable to investment securities or other assets and liabilities denominated in foreign currencies.  Such gains and losses are included with the net realized and unrealized gain or loss from investments and foreign currency.

C.
Federal Income Taxes.  The Funds have elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare dividends in each calendar year of at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. As of June 30, 2016, DSM Large Cap Growth Fund had late year losses of $347,744.  DSM Global Growth Fund and DSM Global Growth & Income Fund had no late year losses.  DSM Global Growth Fund had post-October losses of $888.  DSM Large Cap Growth Fund and DSM Global Growth & Income Fund had no post-October losses.  At June 30, 2016, none of the Funds had short-term or long-term capital loss carry forwards.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the tax positions of the Funds and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years of 2013-2015 or expected to be taken in the Funds’ 2016 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Continued)

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted / amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Funds is equal to the Funds’ net asset value per share.  The Funds charge a 1.00% redemption fee on shares held less than 30 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Funds will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

I.	Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Continued)

issued. On May 23, 2016, the Board of Trustees of the Trust approved the reorganization of the DSM Large Cap Growth Fund into a newly created corresponding fund-Touchstone Large Company Growth Fund-with the same investment objective and similar investment strategies and which will be part of a series of Touchstone Strategic Trust (the “Touchstone Fund”).

On May 23, 2016, the Board of Trustees of the Trust approved the reorganization of the DSM Global Growth Fund and the DSM Global Growth & Income Fund into a newly created fund-Touchstone Global Growth Fund-with the same investment objective as that of the DSM Global Growth Fund and similar principal investment strategies to those of the DSM Global Growth Fund. The reorganization became effective on August 15, 2016.

J.
Reclassification of Capital Accounts.  US GAAP requires that certain components of net assets related to permanent differences be reclassified between financial and tax reporting.  These reclassifications are due to foreign currency transactions and utilization of net operating losses and have no effect on net assets or net asset value per share.  For the fiscal year ended June 30, 2016, the following adjustments were made:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
DSM Large Cap
Growth Fund	$521,624	$ —	$(521,624)
DSM Global Growth Fund	13,184	1,620	(14,804)
DSM Global Growth
& Income Fund	(107)	107	—

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

DSM Capital Partners, LLC (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% for DSM Large Cap Growth Fund, 0.90% for DSM Global Growth Fund and 0.90% for DSM Global Growth & Income Fund, based upon the average daily net assets of the Funds.  For the year ended June 30, 2016, the DSM Large Cap Growth, DSM Global Growth and DSM Global Growth & Income Funds incurred $1,422,417, $55,205 and $42,480 in advisory fees, respectively.

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Continued)

The Advisor has contractually agreed to limit the DSM Large Cap Growth, DSM Global Growth and DSM Global Growth & Income Funds’ annual ratios of expenses to 0.95%, 1.10% and 1.10%, respectively, of their average daily net assets.  Prior to January 15, 2016, the DSM Global Growth Fund’s annual limit of expenses was 1.20%. The contract terms are indefinite and may be terminated only by the Board of Trustees.  Any fees waived or voluntarily reduced and/or any Fund expenses absorbed by the Advisor pursuant to the agreed upon expense cap shall be reimbursed by each Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense reimbursement relates, provided the aggregate amount of the Funds’ current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses.

At June 30, 2016, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the DSM Large Cap Growth, DSM Global Growth and DSM Global Growth & Income Funds that may be recouped was $329,079, $552,587 and $471,800, respectively.  The Advisor may recapture a portion of the above amount no later than the dates as stated below:

	June 30,
	2017	2018	2019
DSM Large Cap
Growth Fund	$143,173	$89,686	$96,220
DSM Global Growth Fund	195,003	175,640	181,944
DSM Global Growth
& Income Fund	114,338	173,619	183,843

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator, fund accountant and transfer agent.  In those capacities USBFS maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of USBFS.  Fees paid by the Funds to USBFS for these services for the year ended June 30, 2016, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Funds. Both the Distributor and Custodian are affiliates of USBFS.

The Funds have adopted a Shareholder Servicing Plan.  Under the Shareholder Servicing Plan each Fund is authorized to pay an annual

DSM Funds

NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Continued)

shareholder servicing fee up to 0.10% of each Fund’s average daily net assets.  This fee is used to finance certain activities related to servicing and maintaining shareholder accounts.  Shareholder servicing fees are disclosed in the Statements of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, other than short-term investments, for the year ended June 30, 2016, are summarized below:

Fund	Purchases	Sales
DSM Large Cap Growth Fund	$107,204,197	$116,742,463
DSM Global Growth Fund	4,094,132	3,514,079
DSM Global Growth & Income Fund	2,816,171	2,943,220

There were no purchases or sales of U.S. Government obligations for the year ended June 30, 2016.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended June 30, 2016, was as follows:

			DSM
	DSM	DSM	Global
	Large Cap	Global	Growth &
	Growth Fund	Growth Fund	Income Fund
Distributions paid from:
Ordinary income	$3,166,845	$24,355	$158,855
Long-term capital gain	11,589,603	414,595	78,854
	$14,756,448	$438,950	$237,709

The tax character of distributions paid during the year ended June 30, 2015, was as follows:

			DSM
	DSM	DSM	Global
	Large Cap	Global	Growth &
	Growth Fund	Growth Fund	Income Fund
Distributions paid from:
Ordinary income	$2,747,100	$144,602	$46,902
Long-term capital gain	2,642,587	362,136	—
	$5,389,687	$506,738	$46,902

DSM Funds
NOTES TO FINANCIAL STATEMENTS June 30, 2016 (Continued)

As of June 30, 2016, the components of distributable earnings on a tax basis were as follows:

	DSM	DSM	DSM
	Large Cap	Global	Global Growth
	Growth	Growth	& Income
Cost of investments	$153,681,722	$6,143,161	$4,564,800
Gross tax unrealized
appreciation	36,349,125	733,632	489,284
Gross tax unrealized
depreciation	(9,838,301)	(443,287)	(391,040)
Net tax unrealized
appreciation/
(depreciation)	26,510,824	290,345	98,244
Undistributed
ordinary income	—	—	24,883
Undistributed
long-term capital gains	1,099,668	77,334	15,384
Total distributable
earnings	1,099,668	77,334	40,267
Other accumulated
gain (loss)	(347,744)	(1,020)	(536)
Total accumulated
gain (loss)	$27,262,748	$366,659	$137,975

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the timing difference related to wash sales.

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. has made available to the DSM Large Cap Growth and DSM Global Growth Funds a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  The maximum amount available was $7,000,000 for the DSM Large Cap Growth Fund and $300,000 for DSM Global Growth Fund.  Advances are not collateralized by a first lien against the Funds’ assets.  During the year ended June 30, 2016, the average outstanding daily balance was $39,415 for the DSM Large Cap Growth Fund and $2,459 for the DSM Global Growth Fund.  The average interest rate on DSM Large Cap Growth Fund and DSM Global Growth Fund was 3.42% and 3.25%, respectively.  The interest expense amounted to $3,215 and $83 for the DSM Large Cap Growth Fund and DSM Global Growth Fund, respectively.  There is no credit line in place for the DSM Global Growth & Income Fund.

DSM Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of DSM Capital Funds and
The Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statements of assets and liabilities of DSM Large Cap Growth Fund, DSM Global Growth Fund, and DSM Global Growth & Income Fund (collectively the “Funds”), each a series of Professionally Managed Portfolios (the “Trust”), including the schedule of investments, as of June 30, 2016, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and with respect to DSM Large Cap Growth Fund, the financial highlights for each of the five years in the period then ended, with respect to DSM Global Growth Fund, the financial highlights for each of the four years in the period then ended and for the period March 28, 2012 (commencement of operations) to June 30, 2012, and with respect to DSM Global Growth & Income, the financial highlights for each of the two years in the period then ended and for the period November 12, 2013 (commencement of operations) through June 30, 2014. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DSM Large Cap Growth Fund, DSM Global Growth Fund, and DSM Global Growth & Income Fund as of June 30, 2016, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 25, 2016

DSM Funds

EXPENSE EXAMPLE For the Six Months Ended June 30, 2016 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/16 – 6/30/16) for each Fund.

Actual Expenses
The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Funds do not charge sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, the Funds’ transfer agent currently charges a $15.00 fee. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in

DSM Funds

EXPENSE EXAMPLE For the Six Months Ended June 30, 2016 (Unaudited) (Continued)

the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DSM Large Cap Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/16	6/30/16	1/1/16 – 6/30/16*
Actual	$1,000.00	$940.00	$4.58
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,020.14	$4.77

DSM Global Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/16	6/30/16	1/1/16 – 6/30/16*
Actual	$1,000.00	$950.80	$5.34
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,019.39	$5.52

DSM Global Growth & Income Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/16	6/30/16	1/1/16 – 6/30/16*
Actual	$1,000.00	$954.90	$5.35
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,019.39	$5.52

*
The calculations are based on expenses incurred during the most recent six-month period for DSM Large Cap Growth Fund, DSM Global Growth Fund and DSM Global Growth & Income Fund. The annualized expense ratios for the period for DSM Large Cap Growth Fund, DSM Global Growth Fund and DSM Global Growth & Income Fund were 0.95%, 1.10% and 1.10%, respectively. The dollar amounts shown as expenses paid are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/366 to reflect the most recent six-month period.

DSM Funds

FUND REORGANIZATIONS (Unaudited)

On May 23, 2016, the Board of Trustees of the Trust approved the reorganization of the DSM Large Cap Growth Fund into a newly created corresponding fund–Touchstone Large Company Growth Fund–with the same investment objective and similar investment strategies and which will be part of a series of Touchstone Strategic Trust (the “Touchstone Fund”). The proposed reorganization will result in a change in the DSM Large Cap Growth Fund’s management arrangements.  The Touchstone Fund will have a new investment adviser, Touchstone Advisors, Inc. (“New Advisor”).  The proposed New Advisor has represented to the Trust that it expects to retain DSM Capital Partners LLC (“DSM”) as the sub-adviser to the Touchstone Fund.

On May 23, 2016, the Board of Trustees of the Trust approved the reorganization of the DSM Global Growth Fund and the DSM Global Growth & Income Fund into a newly created fund–Touchstone Global Growth Fund–with the same investment objective as that of the DSM Global Growth Fund and similar principal investment strategies to those of the DSM Global Growth Fund. The DSM Global Growth Fund and the Touchstone Global Growth Fund have the same investment objective and similar principal investment strategies.  Each Fund’s investment objective is to seek long-term capital appreciation.  Each Fund invests primarily in equity securities of large capitalization issuers.  The Touchstone Global Growth Fund and the DSM Global Growth & Income Fund have similar but distinct investment objectives, as the Touchstone Global Growth Fund does not list the pursuit of current income as part of its objective as the DSM Global Growth & Income Fund does.  The Touchstone Global Growth Fund and the DSM Global Growth & Income Fund have similar investment strategies except the DSM Global Growth & Income Fund generally has a somewhat more concentrated portfolio than the Touchstone Global Growth Fund is expected to have.

At a special meeting of the shareholders held on August 4, 2016, shareholders approved the reorganization of the Funds based on the following results.

	DSM	DSM	Global
	Large Cap	Global	Growth &
	Growth Fund	Growth Fund	Income Fund
Total outstanding shares:	6,204,966	341,389	292,499
Total shares voted:	3,161,375	316,078	287,766
For:	2,576,464	316,078	287,766
Against:	5,688	0	0
Abstain:	579,224	0	0

The reorganization was structured as a tax-free reorganization for federal tax purposes and became effective on August 15, 2016.

DSM Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name, Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Independent Trustees of the Trust

Dorothy A. Berry	Chairman	Indefinite	Formerly, President,	3	Director,
(born 1943)	and	Term;	Talon Industries, Inc.		PNC Fund,
c/o U.S. Bancorp	Trustee	Since	(business consulting);		Inc.
Fund Services, LLC		May 1991.	formerly, Executive
2020 E. Financial Way			Vice President and
Suite 100			Chief Operating
Glendora, CA 91741			Officer, Integrated
Asset Management
(investment adviser and
manager) and formerly,
President, Value Line, Inc.
(investment advisory and
financial publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment	3	The Dana
(born 1939)		Term;	Consultant; formerly,		Foundation;
c/o U.S. Bancorp		Since	Chief Executive Officer,		The Univ. of
Fund Services, LLC		May 1991.	Rockefeller Trust Co.,		Virginia Law
2020 E. Financial Way			(prior thereto Senior		School Fdn.
Suite 100			Vice President), and
Glendora, CA 91741			Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.
(international consumer
products conglomerate).

DSM Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name, Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Eric W. Falkeis	Trustee	Indefinite	Chief Operating	3	Interested
(born 1973)		Term;	Officer, Direxion		Trustee,
c/o U.S. Bancorp		Since	Fund since 2013;		Direxion Funds
Fund Services, LLC		September	formerly, Senior Vice		Trust, Direxion
2020 E. Financial Way		2011.	President and Chief		ETF Trust and
Suite 100			Financial Officer (and		Direxion
Glendora, CA 91741			other positions), U.S.		Variable
			Bancorp Fund Services,		Trust.
LLC (1997-2013).

Carl A. Froebel	Trustee	Indefinite	Formerly President	3	None.
(born 1938)		Term;	and Founder, National
c/o U.S. Bancorp		Since	Investor Data Services,
Fund Services, LLC		May 1991.	Inc. (investment related
2020 E. Financial Way			computer software).
Suite 100
Glendora, CA 91741

Steven J. Paggioli	Trustee	Indefinite	Consultant, since	3	Independent
(born 1950)		Term;	July 2001; formerly,		Trustee, The
c/o U.S. Bancorp		Since	Executive Vice		Managers Fund;
Fund Services, LLC		May 1991.	President, Investment		Trustee,
2020 E. Financial Way			Company Administration,		Managers AMG
Suite 100			LLC (mutual fund		Fund, Aston
Glendora, CA 91741			administrator).		Fund; Advisory
Board Member,
Sustainable
Growth
Advisers, LP;
Independent
Director, Chase
Investment
Counsel.

Officers of the Trust

Elaine E. Richards	President	Indefinite	Vice President	Not	Not
(born 1968)		Term;	and Legal	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Compliance
Fund Services, LLC		March 2013.	Officer, U.S. Bancorp
2020 E. Financial Way	Secretary	Indefinite	Fund Services, LLC,
Suite 100		Term;	since July 2007.
Glendora, CA 91741		Since
February
2008.

DSM Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
	Positions	Office and	Occupation	Complex(2)	Directorships
Name, Address	with the	Length of	During	Overseen	Held During
and Age	Trust(1)	Time Served	Past Five Years	by Trustees	Past Five Years

Officers of the Trust
Eric C. VanAndel	Treasurer	Indefinite	Vice President,	Not	Not
(born 1975)		Term;	U.S. Bancorp	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Fund Services,
Fund Services, LLC		April 2013.	LLC, since
615 East Michigan St.			April 2005.
Milwaukee, WI 53202

James Matel	Assistant	Indefinite	Vice President	Not	Not
(born 1971)	Treasurer	Term;	(and other	Applicable.	Applicable.
c/o U.S. Bancorp		Since	positions), U.S.
Fund Services, LLC		June 2006.	Bancorp Fund
615 East Michigan St.			Services, LLC
Milwaukee, WI 53202			since July 1995.

Aaron J. Perkovich	Assistant	Indefinite	Vice President	Not	Not
(born 1973)	Treasurer	Term;	(and other	Applicable.	Applicable.
c/o U.S. Bancorp		Since	positions), U.S.
Fund Services, LLC		May 2014.	Bancorp Fund
615 East Michigan St.			Services, LLC
Milwaukee, WI 53202			since June 2006.

Donna Barrette	Chief	Indefinite	Senior Vice	Not	Not
(born 1966)	Compliance	Term;	President and	Applicable.	Applicable.
c/o U.S. Bancorp	Officer	Since	Compliance Officer
Fund Services, LLC		July 2011.	(and other positions),
615 East Michigan St.	Anti-	Indefinite	U.S. Bancorp Fund
Milwaukee, WI 53202	Money	Term;	Services, LLC
	Laundering	Since	since August 2004.
	Officer	July 2011.
	Vice	Indefinite
	President	Term;
Since
July 2011.

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other services within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

DSM Funds

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended June 30, 2016, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

DSM Large Cap Growth Fund	34.64%
DSM Global Growth Fund	100.00%
DSM Global Growth & Income Fund	49.90%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2016, was as follows:

DSM Large Cap Growth Fund	27.54%
DSM Global Growth Fund	42.43%
DSM Global Growth & Income Fund	17.58%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(K)(2)(C) for the Funds were as follows:

DSM Large Cap Growth Fund	100.00%
DSM Global Growth Fund	100.00%
DSM Global Growth & Income Fund	77.13%

For the year ended June 30, 2016, DSM Global Growth & Income Fund earned foreign source income and paid foreign taxes which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Gross Dividend	Taxes Withheld
Country	Per Share	Per Share
Australia	0.0372	0.0000
Belgium	0.0081	0.0012
Bermuda	0.0231	0.0000
Canada	0.0272	0.0041
Switzerland	0.0243	0.0012
Germany	0.0093	0.0014
France	0.0177	0.0027
United Kingdom	0.0468	0.0022
Hong Kong	0.0021	0.0000
Jersey	0.0089	0.0000
Cayman Islands	0.0062	0.0000
Liberia	0.0089	0.0000
Netherlands	0.0047	0.0000
Sweden	0.0043	0.0007
Singapore	0.0126	0.0000
United States	0.0931	0.0000

DSM Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (877) 862-9555 or by accessing the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (877) 862-9555 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling (877) 862-9555. The Funds disclose their quarter-end portfolio holdings on their website at www.dsmfunds.com. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied a the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Transfer Agent toll free at (877) 862-9555 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

INFORMATION ABOUT THE FUNDS’ TRUSTEES

The Statement of Additional Information (“SAI”) includes information about the Funds’ Trustees and is available without charge, upon request, by calling (877) 862-9555.  Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.dsmfunds.com.

(This Page Intentionally Left Blank.)

DSM Funds

PRIVACY NOTICE (Unaudited)

The Funds collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Investment Advisor
DSM CAPITAL PARTNERS LLC
7111 Fairway Drive, Suite 350
Palm Beach Gardens, FL  33418

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
SCHIFF HARDIN LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

DSM Large Cap Growth Fund
Symbol – DSMLX
CUSIP – 742935133

DSM Global Growth Fund
Symbol – DSMGX
CUSIP – 74316J672

DSM Global Growth & Income Fund
Symbol – DSMYX
CUSIP – 74316J383

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

DSM Large Cap Growth Fund

	FYE 6/30/2016	FYE 6/30/2015
Audit Fees	$19,400	$19,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,600
All Other Fees	N/A	N/A

DSM Global Growth Fund

	FYE 6/30/2016	FYE 6/30/2015
Audit Fees	$19,400	$19,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,600
All Other Fees	N/A	N/A

DSM Global Growth & Income Fund

	FYE 6/30/2016	FYE 6/30/2015
Audit Fees	$19,400	$19,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,600
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2016	FYE 6/30/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2016	FYE 6/30/2015
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*  /s/ Elaine E. Richards
   Elaine E. Richards, President/Principal Executive Officer

Date    August 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
  Elaine E. Richards, President/Principal Executive Officer

Date   August 31, 2016

By (Signature and Title)* /s/ Eric C. VanAndel
  Eric C. VanAndel, Treasurer/Principal Financial Officer

Date   August 31, 2016

* Print the name and title of each signing officer under his or her signature.